Condensed Consolidated Interim Statements of Changes in Equity - EUR (€) € in Thousands	Total	Issued Capital [member]	Share Premium [member]	Foreign Currency Translation Reserve [member]	Share-based Payment Reserve [member]	Accumulated Deficit [member]
Equity at Dec. 31, 2019	€ 597,114	€ 6,443	€ 1,122,097	€ (34)	€ 79,931	€ (611,323)
Statement [LineItems]
Loss for the period	(279,990)					(279,990)
Other comprehensive income / (loss), net of tax	(136)			(136)
Total comprehensive income / (loss)	(280,126)			(136)		(279,990)
Transactions with Owners
Share-based payment (Note 7)	38,781				38,781
Capital increase	627,189	729	626,460
Cost of capital increase	(31,373)		(31,373)
Equity at Sep. 30, 2020	951,585	7,172	1,717,184	(170)	118,712	(891,313)
Equity at Dec. 31, 2020	838,711	7,217	1,728,747	(76)	133,101	(1,030,278)
Statement [LineItems]
Loss for the period	(277,515)					(277,515)
Other comprehensive income / (loss), net of tax	2,781			2,781
Total comprehensive income / (loss)	(274,734)			2,781		(277,515)
Transactions with Owners
Share-based payment (Note 7)	52,684				52,684
Capital increase	397,068	421	396,647
Cost of capital increase	(20,167)		(20,167)
Equity at Sep. 30, 2021	€ 993,562	€ 7,638	€ 2,105,227	€ 2,705	€ 185,785	€ (1,307,793)